Equity - Net financial debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Consolidated equity	$ 884,372	$ 937,758	$ 892,042	$ 1,294,973
Gross financial debt	645,389	571,337	514,587
Cash and cash equivalents	(216,647)	(184,472)	(196,931)
Net financial debt	$ 428,742	$ 386,865	317,656
Net financial debt, including discontinued operations			$ 404,564
Net financial debt/Consolidated equity	48.48%	41.25%	35.61%
Net financial debt/Consolidated equity, including discontinued operations			45.4
Spanish energy business classified as held for sale
Disclosure of classes of share capital [line items]
Gross financial debt			$ 86,959
Cash and cash equivalents		$ (51)